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                     Powell, Goldstein, Frazer & Murphy, LLP
                      191 Peachtree Street, NE, Suite 1600
                             Atlanta, Georgia 30303
                                 (404) 572-6600

                               September 28, 2004

VIA EDGAR

FOR COMMISSION USE ONLY

Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    UNITED INVESTORS INCOME PROPERTIES (THE "PARTNERSHIP")
       AMENDED SCHEDULE 13E-3

Dear Sir or Madam:

       The following is an Edgar submission of a Transaction Statement on
Schedule 13E-3 with respect to the Partnership, which we have prepared and filed on behalf of the managing general partner of the Partnership.

       Due to an error in connection with the filing, Exhibit (c)(1) was not included in the original filing. This Amendment No. 1 is identical to the original filing except that it includes the omitted exhibit.

       Please feel free to contact me with any comments or questions. Thank you.





                                                Very truly yours,

                                                /s/ Todd Wade